Other Operating Gains (Losses), Net (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other Operating Gains (Losses), Net [Line Items]
Impairment loss			$ 84,469